Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	PUTNAM MINNESOTA TAX EXEMPT INCOME FUND
Entity Central Index Key	0000794612
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Minnesota Tax Exempt Income Fund
Class Name	Class A
Trading Symbol	PXMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Minnesota Tax Exempt Income Fund for the period June 1, 2024, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$44	0.85%
[1]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
Net Assets	$ 193,126,444
Holdings Count | $ / shares	182	[2]
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$193,126,444
Total Number of Portfolio Holdings*	182
Portfolio Turnover Rate	0%
[2]
Holdings [Text Block]		[3]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Minnesota Tax Exempt Income Fund
Class Name	Class C
Trading Symbol	PMOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Minnesota Tax Exempt Income Fund for the period June 1, 2024, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$82	1.60%
[4]
Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.60%
Net Assets	$ 193,126,444
Holdings Count | $ / shares	182	[5]
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$193,126,444
Total Number of Portfolio Holdings*	182
Portfolio Turnover Rate	0%
[5]
Holdings [Text Block]		[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Minnesota Tax Exempt Income Fund
Class Name	Class R6
Trading Symbol	PMVTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Minnesota Tax Exempt Income Fund for the period June 1, 2024, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$29	0.56%
[7]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%
Net Assets	$ 193,126,444
Holdings Count | $ / shares	182	[8]
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$193,126,444
Total Number of Portfolio Holdings*	182
Portfolio Turnover Rate	0%
[8]
Holdings [Text Block]		[9]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Minnesota Tax Exempt Income Fund
Class Name	Class Y
Trading Symbol	PMNYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Minnesota Tax Exempt Income Fund for the period June 1, 2024, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class Y	$31	0.60%
[10]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Net Assets	$ 193,126,444
Holdings Count | $ / shares	182	[11]
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$193,126,444
Total Number of Portfolio Holdings*	182
Portfolio Turnover Rate	0%
[11]
Holdings [Text Block]		[12]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
†	Annualized.

[2]
*	Includes derivatives, if applicable.

[3]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

[4]
†	Annualized.

[5]
*	Includes derivatives, if applicable.

[6]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

[7]
†	Annualized.

[8]
*	Includes derivatives, if applicable.

[9]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

[10]
†	Annualized.

[11]
*	Includes derivatives, if applicable.

[12]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.